UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Investments – 151.3% (98.1% of Total Investments)

	Consumer Staples – 0.5% (0.3% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 1,072,040
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 22.6% (14.7% of Total Investments)
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	208,758
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,095	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/22 at 100.00	AA–	1,232,269
	Mellon University, Series 2012A, 5.000%, 3/01/24
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,163,605
	Morris University, Series 2006A, 4.750%, 2/15/26
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,887,498
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	924,588
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	767,011
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	238,040
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	773,720
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	747,836
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	719,816
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	688,145
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	652,408
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	2,004,473
	Series 2012, 5.000%, 5/01/32
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB+	1,451,431
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
900	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	920,736
	University, Series 2010, 5.625%, 4/01/40
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	347,918
	RAAI Insured
2,175	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	No Opt. Call	AA	2,526,545
	Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21
4,600	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	AA	4,728,754
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,900	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A–	1,864,831
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,440,410
	2006, 4.750%, 5/01/31
2,650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	2,659,858
	2007A, 5.000%, 5/01/37 – NPFG Insured
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	772,058
	2011A, 5.250%, 5/01/41
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	4,262,960
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A+	1,019,050
	University, Series 2010, 5.000%, 3/01/40
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	304,362
	University, Series 2012, 5.000%, 3/01/42
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	2,041,120
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
285	4.000%, 11/01/39	11/22 at 100.00	A3	245,066
910	5.000%, 11/01/42	11/22 at 100.00	A3	911,938
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	835,287
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	AA	6,877,390
600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	623,232
	School Project, Series 2010, 6.000%, 8/01/35
1,800	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	1,798,668
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
3,650	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	3,862,941
	County Area Community College, Series 2011, 5.500%, 3/01/31
600	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	608,700
	2010, 5.000%, 11/01/40
50,760	Total Education and Civic Organizations			52,111,422
	Health Care – 27.3% (17.7% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba3	1,026,812
1,555	5.125%, 4/01/35	4/15 at 100.00	Ba3	1,286,218
3,360	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,	5/21 at 100.00	AA–	3,521,448
	Inc., Series 2012, 5.000%, 5/15/26
1,400	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	1,375,976
	Center Project, Series 2012A, 5.000%, 11/01/44
890	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	903,359
	5.375%, 12/01/41
2,460	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A–	2,809,123
	Center Project, Series 2011, 7.000%, 11/15/46
1,595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,590,215
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,200	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	1,159,920
	System Project, Series 2012A, 5.000%, 6/01/42
500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB	494,030
1,300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	1,348,087
	Center Project, Series 2010A, 7.000%, 7/01/27
280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	282,912
	2007, 5.000%, 11/01/37 – CIFG Insured
3,335	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	3,379,022
	Hospital Project, Series 2010, 5.375%, 7/01/42
1,190	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	1,192,273
	General Hospital Project, Tender Option Bond 4234, 13.680%, 1/01/36 (IF)
1,890	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	1,964,693
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan
	Hospital Project, Series 2002:
250	5.800%, 11/15/22	11/13 at 100.00	B+	237,493
2,800	5.900%, 11/15/28	11/13 at 100.00	B+	2,552,480
3,280	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	3,284,822
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,620	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	1,325,516
	Health Network, Series 2012B, 4.000%, 7/01/43
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	5,584,189
	Series 2007, 5.000%, 11/01/30 – AGC Insured
1,700	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	No Opt. Call	A	1,463,853
	Series 2012, 4.000%, 11/01/32
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health
	System Project, Series 2009A:
3,000	5.500%, 7/01/28	7/19 at 100.00	A–	3,065,850
1,000	5.750%, 7/01/39	7/19 at 100.00	A–	1,026,890
	Monroe County Hospital Authority, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A:
290	4.000%, 1/01/25	1/22 at 100.00	A	282,335
740	5.000%, 1/01/41	1/22 at 100.00	A	723,232
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A	710,412
	Series 2007, 5.125%, 1/01/37
1,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	1,631,376
	Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
215	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	226,189
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,000	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint	8/18 at 100.00	A3	1,020,890
	Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35
1,640	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	1,776,350
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
1,240	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	1,224,996
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
1,795	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,781,771
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA	1,187,543
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.670%, 7/01/19 (IF)
1,800	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	1,593,576
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley	7/20 at 100.00	BBB+	1,645,889
	Memorial Hospital, Series 2010, 5.500%, 7/01/29
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	525,268
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	363,695
640	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/20 at 100.00	A+	636,646
	Series 2010A, 5.000%, 11/15/40
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding and Improvement Series 2011:
1,635	6.875%, 8/01/31	8/21 at 100.00	BBB+	1,851,801
1,365	7.000%, 8/01/41	8/21 at 100.00	BBB+	1,538,887
1,875	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	BBB+	2,038,331
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36
1,280	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	BBB+	1,301,376
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32
62,598	Total Health Care			62,935,744
	Housing/Multifamily – 4.5% (3.0% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	207,882
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student
	Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,023,080
400	5.000%, 7/01/32	7/22 at 100.00	BBB+	393,736
140	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	129,198
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	BBB+	4,799,950
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	3,196,941
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	736,248
	Bonds, PresbyHomes Germantown-Morrisville Project, Series 2005A, 5.625%, 7/01/35
10,840	Total Housing/Multifamily			10,487,035
	Housing/Single Family – 3.9% (2.5% of Total Investments)
1,215	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B,	No Opt. Call	AA+	1,280,914
	3.950%, 4/01/16
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,369,078
	4.600%, 10/01/27 (Alternative Minimum Tax)
1,255	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	1,265,027
	4.850%, 10/01/31 (Alternative Minimum Tax)
275	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	281,677
	5.000%, 10/01/25
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
1,875	3.300%, 10/01/32	No Opt. Call	AA+	1,542,038
815	3.650%, 10/01/37	No Opt. Call	AA+	677,664
1,155	3.700%, 10/01/42	No Opt. Call	AA+	946,280
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds
	Trust 3950:
1,000	12.662%, 4/01/27 (IF)	4/21 at 100.00	AA+	1,018,140
300	10.776%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	170,742
525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	10/22 at 100.00	AA+	359,646
	Trust 4296, 14.696%, 4/01/29 (Alternative Minimum Tax) (IF) (4)
9,770	Total Housing/Single Family			8,911,206
	Industrials – 1.6% (1.0% of Total Investments)
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
	Bonds, Amtrak Project, Series 2012A:
1,275	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,383,796
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,940,960
350	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	BBB	349,759
	Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)
3,625	Total Industrials			3,674,515
	Long-Term Care – 4.2% (2.7% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,577,865
	Ministries Project, Series 2009, 6.375%, 1/01/39
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	1,293,252
	Ministries, Series 2007, 5.000%, 1/01/36
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	1,035,670
	5.000%, 6/01/21
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A	1,572,692
415	5.000%, 11/01/36	11/16 at 100.00	A	409,630
220	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	198,064
	Retirement Community, Inc. , Series 2012, 5.000%, 4/01/33
1,500	Langhorne Manor Boro Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Woods	11/18 at 100.00	A–	1,220,100
	Services Project, Series 2013, 4.000%, 11/15/38
900	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	921,717
	ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	1/14 at 100.00	Baa1	1,500,300
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
9,915	Total Long-Term Care			9,729,290
	Materials – 1.3% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,301,240
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/13 at 100.00	N/R	1,644,563
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
3,010	Total Materials			2,945,803
	Tax Obligation/General – 37.0% (24.0% of Total Investments)
3,430	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	3,600,265
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	3,257,010
	2009, 5.000%, 8/01/29
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
310	4.000%, 7/01/24	7/20 at 100.00	AA	322,536
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,467,809
915	4.000%, 7/01/26	7/20 at 100.00	AA	927,966
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	6,784,320
	Series 2002, 5.750%, 7/01/17 (UB)
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	3,073,182
	0.000%, 9/01/30 – AMBAC Insured
4,715	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	Aa3	4,393,956
	Series 2012, 4.000%, 10/15/32
1,050	Hampton Township School District, Allegheny County, Pennsylvania, General Obligation Bonds,	No Opt. Call	AA–	1,172,504
	Refunding Series 2011A, 4.000%, 11/15/18
2,000	Hempfield School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	Aa2	2,148,240
	2011A, 4.000%, 10/15/15
1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	N/R	1,368,410
	FGIC Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	5,025,550
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured (UB)
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 12.899%,	No Opt. Call	AA	6,019,822
	3/01/15 (IF)
1,675	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	1,662,253
	6/01/34 – FGIC Insured
2,620	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	2,887,083
4,135	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	4,145,213
	Series 2005, 5.000%, 7/15/35 – AGM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AA–	3,287,100
	Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	A1	2,837,190
2,965	5.000%, 9/01/26	9/22 at 100.00	A1	3,214,712
1,765	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa2	1,383,354
	Series 2012, 3.000%, 2/15/34
1,130	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,042,154
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aa3	1,173,608
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
585	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	570,270
585	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	540,166
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	No Opt. Call	AA–	22,825,530
	District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (4)
84,410	Total Tax Obligation/General			85,130,203
	Tax Obligation/Limited – 9.7% (6.3% of Total Investments)
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	479,175
	Bonds, Series 2012A, 5.000%, 5/01/35
300	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2013B,	No Opt. Call	AA–	318,780
	4.000%, 6/01/15
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,714,489
655	5.125%, 1/01/42	1/22 at 100.00	A	664,137
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue
	Bonds, Series 2012A:
2,000	5.000%, 7/01/15	No Opt. Call	Aaa	2,175,280
4,000	5.000%, 7/01/16	No Opt. Call	Aaa	4,494,480
2,140	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	2,196,432
	5.000%, 12/01/32 – NPFG Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA–	2,737,800
	11/15/17 – AGM Insured
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	785,785
	0.000%, 7/01/32 – FGIC Insured
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	2,559,700
	2009A, 6.500%, 8/01/44
1,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,518,189
	2010A, 5.500%, 8/01/42
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	2,592,300
	2011A-1, 5.000%, 8/01/43
24,230	Total Tax Obligation/Limited			22,236,547
	Transportation – 13.8% (9.0% of Total Investments)
400	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	409,904
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
2,310	5.000%, 1/01/24	No Opt. Call	BBB–	2,508,591
205	5.000%, 1/01/25	No Opt. Call	BBB–	218,626
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	11/13 at 100.00	Baa1	2,007,283
	Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)
1,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/19 at 100.00	AA	1,217,472
	Bonds, Series 2010A, 5.000%, 12/01/38
2,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/21 at 100.00	AA	2,592,950
	Bonds, Series 2012A, 5.000%, 12/01/31
3,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	3,042,660
	Revenue, Series 2011B, 5.000%, 12/01/41
6,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	5,881,849
	0.000%, 12/01/38
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	A+	4,142,561
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	A+	3,102,401
750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	756,428
	2010B-1, 5.000%, 12/01/37
5,605	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	A+	5,194,602
	Insured (Alternative Minimum Tax)
800	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	A	689,192
	5.000%, 9/15/33 – FGIC Insured
32,155	Total Transportation			31,764,519
	U.S. Guaranteed – 9.3% (6.0% of Total Investments) (5)
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	N/R (5)	1,452,794
	Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
5,525	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	9/14 at 100.00	A1 (5)	5,819,814
	2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A (5)	1,333,013
	Series 2004A, 5.500%, 11/01/24 (Pre-refunded 11/01/14)
1,560	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	AA (5)	1,767,589
500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	AA (5)	551,875
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
510	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	578,111
860	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	978,439
465	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	A (5)	561,743
	NPFG Insured (ETM)
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A+ (5)	1,021,978
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	A (5)	450,540
	District, Series 2003, 5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured
2,000	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds,	11/13 at 100.00	A+ (5)	2,025,360
	Series 2003, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FGIC Insured
2,465	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	N/R (5)	2,772,533
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
1,965	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	Aaa	2,148,885
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
19,905	Total U.S. Guaranteed			21,462,674
	Utilities – 7.0% (4.5% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	A2	1,263,325
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
5,475	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	5,287,700
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
1,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	A	1,433,389
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	705,285
	5.000%, 9/01/26 – AGM Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	1/14 at 100.00	AA–	2,006,440
	2003, 5.375%, 7/01/19 – AGM Insured
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	5,324,806
	AMBAC Insured
16,345	Total Utilities			16,020,945
	Water and Sewer – 8.6% (5.6% of Total Investments)
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	2,279,739
	5.000%, 12/01/21 – NPFG Insured
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AA–	2,332,890
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	2,001,340
	2004, 5.000%, 7/15/22 – AGM Insured
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A1	1,657,776
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	523,865
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
3,500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	3,518,200
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A:
2,150	5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA–	2,279,237
2,500	5.000%, 7/01/28 – AGM Insured	7/15 at 100.00	AA–	2,597,175
2,620	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	2,626,314
19,175	Total Water and Sewer			19,816,536
$ 347,738	Total Long-Term Investments (cost $347,356,442)			348,298,479

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 2.9% (1.9% of Total Investments)

	Tax Obligation/Limited – 2.9% (1.9% of Total Investments)
$ 6,635	Erie County Convention Center Authority, Pennsylvania, Hotel Revenue Bonds, Variable Rate Demand	No Opt. Call	A-1	$ 6,635,000
	Obligations, Tender Option Bond Trust 4140Z, 0.080%, 1/15/14 – NPFG Insured (6)
	Total Short-Term Investments (cost $6,635,000)			6,635,000
	Total Investments (cost $353,991,442) – 154.2%			354,933,479
	Floating Rate Obligations – (11.2)%			(25,810,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.9)% (7)			(112,500,000)
	Other Assets Less Liabilities – 5.9%			13,608,403
	Net Assets Applicable to Common Shares – 100%			$ 230,231,882

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$348,298,479	$ —	$348,298,479
Short-Term Investments:
Municipal Bonds	—	6,635,000	—	6,635,000
Total	$ —	$354,933,479	$ —	$354,933,479

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $328,330,497.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$10,351,153
Depreciation	(9,558,195)
Net unrealized appreciation (depreciation) of investments	$ 792,958

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013